NATURE OF BUSINESS AND CONTINUING OPERATIONS (Details Narrative) - Streamex Exchange Corporation [Member] - CAD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Incurred loss	$ 215,224	$ 1,686,868
Accumulated Deficit	$ 1,902,092	$ 1,686,868